Deposits (Tables)	12 Months Ended
Mar. 31, 2025
Summary of Deposit Liabilities Table Disclosures
Deposits include demand deposits, which are
non-interest-bearing,
and savings and time deposits, which are interest-bearing. Deposits as of March 31, 2024 and March 31, 2025 are as follows:

	As of March 31,
	2024		2025		2025
	(In millions)
Interest-bearing:
Savings deposits	Rs.	5,987,449.1	Rs.	6,304,659.5	US$	73,799.1
Time deposits		14,700,957.1		17,689,697.7		207,066.6

Total interest-bearing deposits		20,688,406.2		23,994,357.2		280,865.7
Non-interest-bearing deposits		3,079,829.4		3,116,596.7		36,481.3

Total	Rs.	23,768,235.6	Rs.	27,110,953.9	US$	317,347.0

Summary of Time Deposits By Maturity
As of March 31, 2025, the scheduled maturities for total time deposits were as follows:

	As of March 31, 2025
	(In millions)
Due to mature in the fiscal year ending March 31:
2026	Rs.	12,328,690.0	US$	144,313.4
2027		3,205,064.6		37,516.9
2028		1,073,058.3		12,560.7
2029		466,507.6		5,460.7
2030		414,373.9		4,850.4
Thereafter		202,003.3		2,364.5

Total	Rs.	17,689,697.7	US$	207,066.6